SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Equity Offerings (Details)			6 Months Ended
	Jun. 22, 2026 USD ($) $ / shares shares	Dec. 19, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 05, 2026 ILS (₪) ₪ / shares shares
Disclosure of classes of share capital [line items]
Number of Authorized Share capital NIS | ₪				₪ 5,000,000,000
Warrants
Disclosure of classes of share capital [line items]
Number of Warrants Exercisable Into ADS	8,571,429
Purchase Price Per Warrant | $ / shares	$ 0.699
Warrants exercise price | $ / shares	$ 0.001
Proceeds From The Issue Of Warrants | $	$ 6,000,000
Placement Agent Fees And Other Offering Expenses. | $	600,000
Net Proceeds From The Issue Of Warrants | $	$ 5,400,000
Placement Agent's Designees Warrants [member]
Disclosure of classes of share capital [line items]
Number of Warrants Exercisable Into ADS	514,286
Warrants exercise price | $ / shares	$ 0.875
Warrants Exercisable Term	5 years
Fair value of Placement Agent Warrants at Grant Date. | $	$ 400,000
Series A1 warrant [member]
Disclosure of classes of share capital [line items]
Number of Warrants Exercisable Into ADS	8,571,429
Warrants exercise price | $ / shares	$ 0.86
Warrants Exercisable Term	5 years
Series A2 warrant [member]
Disclosure of classes of share capital [line items]
Number of Warrants Exercisable Into ADS	8,571,429
Warrants exercise price | $ / shares	$ 0.7
Warrants Exercisable Term	18 months
Yorkville Advisors Global, LP [Member]
Disclosure of classes of share capital [line items]
Proceeds From The Issue Of Warrants | $			$ 6,000
Maximum Amount Of ADS That Can Be Purchased Under Agreements. | $		$ 25,000,000
Duration Under Which ADS Can Be Purchased Under Agreement		36 months
Kukbo Co. Ltd [Member]
Disclosure of classes of share capital [line items]
Maximum Amount awarded to the company. | $			$ 10,900,000
Statutory Interest			9.00%
ADS
Disclosure of classes of share capital [line items]
Number of shares issued			54,954
Proceeds from issuance of shares | $			$ 47,000
Average Price Per American Depository Share | $ / shares			$ 0.89
Number Of Warrants Exercised			590,446
ADS | Yorkville Advisors Global, LP [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			244,260
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised				499,994,000,000
Par value per share | ₪ / shares				₪ 0.01
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised				6,000,000
Par value per share | ₪ / shares				₪ 0.01